Net finance costs - Finance costs (Details) - ZAR (R) R in Millions		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about borrowings
Borrowing costs incurred before amortisation of loan costs and notional interest		R 9,185	R 10,048	R 10,712
Amortisation of loan costs		160	126	161
Notional interest		912	1,171	1,198
Total finance costs		10,257	11,345	12,071
Amounts capitalised to assets under construction, a class of Property, plant and equipment		(845)	(1,883)	(1,644)
Finance costs per income statement		9,412	9,462	10,427
Total finance costs before amortisation of loan costs and notional interest		9,185	10,048	10,712
Deduct: amortisation of modification gain		(1)	(1)
Less: interest accrued on long-term debt and lease liabilities		(2,119)	(2,035)	(2,071)
Less: interest raised on tax payable		(2)	(14)	(3)
Finance costs per the statement of cash flows	[1]	7,063	7,998	8,638
Debt
Disclosure of detailed information about borrowings
Borrowing costs incurred before amortisation of loan costs and notional interest		7,364	8,178	8,952
Total finance costs before amortisation of loan costs and notional interest		7,364	8,178	8,952
Lease liabilities
Disclosure of detailed information about borrowings
Borrowing costs incurred before amortisation of loan costs and notional interest		1,758	1,669	1,557
Total finance costs before amortisation of loan costs and notional interest		1,758	1,669	1,557
Other
Disclosure of detailed information about borrowings
Borrowing costs incurred before amortisation of loan costs and notional interest		63	201	203
Total finance costs before amortisation of loan costs and notional interest		R 63	R 201	R 203

[1]	Included in finance costs paid are amounts capitalised to assets under construction a class of Property, plant and equipment (refer to note 16).